Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Pension and postretirement funded status adjustment tax impact	$ 7,857	$ 7,348	$ 5,178
Cash dividends declared per share	$ 0.40	$ 0.40	$ 1.20
Tax benefits on restricted stock dividends	8	7	15
Accumulated Other Comprehensive Loss
Pension and postretirement funded status adjustment tax impact	7,857	7,348	5,178
Retained Earnings
Cash dividends declared per share	$ 0.40	$ 0.40	$ 1.20
Capital in Excess of Par Value
Tax benefits on restricted stock dividends	$ 8	$ 7	$ 15